Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 66,808
Additions	1,736	$ 1,425
Reversal of impairment charge			$ 37
Intangible assets and goodwill at end of period	63,777	66,808
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,999
Intangible assets and goodwill at end of period	29,595	29,999
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	36,809
Intangible assets and goodwill at end of period	34,182	36,809
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,700
Intangible assets and goodwill at end of period	5,499	4,700
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	230
Intangible assets and goodwill at end of period	177	230
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	30,767
Intangible assets and goodwill at end of period	27,106	30,767
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,112
Intangible assets and goodwill at end of period	1,400	1,112
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions included in disposal group to the date of reclassification		0
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	30,321	26,825
Impact of business combinations	238	2,580
Currency translation effects	(659)	916
Intangible assets and goodwill at end of period	29,900	30,321	26,825
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	67,725	53,419
Cost of assets related to disposal group held for sale		1,400
Impact of business combinations	652	9,014
Additions	1,736	1,425
Disposals and derecognitions	(455)	(572)
Currency translation effects	(1,447)	3,039
Intangible assets and goodwill at end of period	68,211	67,725	53,419
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	6,893	7,429
Cost of assets related to disposal group held for sale		10
Impact of business combinations	262	8,600
Reclassifications	(20)	(9,272)
Additions	958	339
Disposals and derecognitions		(421)
Currency translation effects	(80)	208
Intangible assets and goodwill at end of period	8,013	6,893	7,429
Gross carrying amount | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,115	884
Cost of assets related to disposal group held for sale		276
Reclassifications	15	(2)
Disposals and derecognitions		(101)
Currency translation effects	(50)	58
Intangible assets and goodwill at end of period	1,080	1,115	884
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	57,333	43,548
Cost of assets related to disposal group held for sale		1,112
Impact of business combinations	292	196
Reclassifications	5	9,274
Additions	270	674
Disposals and derecognitions	(433)	(39)
Currency translation effects	(1,254)	2,568
Intangible assets and goodwill at end of period	56,213	57,333	43,548
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,384	1,558
Cost of assets related to disposal group held for sale		2
Impact of business combinations	98	218
Additions	508	412
Disposals and derecognitions	(22)	(11)
Currency translation effects	(63)	205
Intangible assets and goodwill at end of period	2,905	2,384	1,558
Accumulated depreciation, amortisation and impairment | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale		102
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(322)	(301)
Currency translation effects	17	(21)
Intangible assets and goodwill at end of period	(305)	(322)	(301)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(30,916)	(24,632)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale		(925)
Amortization charge	(3,903)	(3,462)
Accumulated impairments on disposals and derecognition	418	567
Impairment charge	(403)	(914)
Currency translation effects	775	(1,550)
Intangible assets and goodwill at end of period	(34,029)	(30,916)	(24,632)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,193)	(2,005)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale		(2)
Accumulated impairments on disposals and derecognition		421
Impairment charge	(350)	(515)
Currency translation effects	29	(92)
Intangible assets and goodwill at end of period	(2,514)	(2,193)	(2,005)
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(885)	(721)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale		(107)
Amortization charge	(41)	(72)
Accumulated impairments on disposals and derecognition		101
Impairment charge	(17)	(40)
Currency translation effects	40	(46)
Intangible assets and goodwill at end of period	(903)	(885)	(721)
Accumulated depreciation, amortisation and impairment | Technologies | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale		29
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26,566)	(20,969)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale		(816)
Amortization charge	(3,607)	(3,215)
Accumulated impairments on disposals and derecognition	397	39
Impairment charge	(1)	(338)
Currency translation effects	670	(1,267)
Intangible assets and goodwill at end of period	(29,107)	(26,566)	(20,969)
Impairment charges related to disposal group held for sale		(42)
Accumulated depreciation, amortisation and impairment | Currently marketed products | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale		73
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,272)	(937)
Amortization charge	(255)	(175)
Accumulated impairments on disposals and derecognition	21	6
Impairment charge	(35)	(21)
Currency translation effects	36	(145)
Intangible assets and goodwill at end of period	$ (1,505)	$ (1,272)	$ (937)